Label	Element	Value
Prospectus:	rr_ProspectusTable
Supplement [Text Block]	ck0000898745_SupplementTextBlock
Principal Funds, Inc.
Supplement dated December 15, 2017
to the Statutory Prospectus dated March 1, 2017, as revised May 2, 2017
(as supplemented June 16, 2017, July 1, 2017, July 31, 2017, September 15, 2017 and October 2, 2017)
This supplement updates information currently in the Statutory Prospectus. Please retain this supplement for future reference.

Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2016
Entity Registrant Name	dei_EntityRegistrantName	PRINCIPAL FUNDS INC
Central Index Key	dei_EntityCentralIndexKey	0000898745
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 15, 2017
Document Effective Date	dei_DocumentEffectiveDate	Dec. 15, 2017
Prospectus Date	rr_ProspectusDate	Dec. 15, 2017
Money Market Fund [Member]
Prospectus:	rr_ProspectusTable
Supplement [Text Block]	ck0000898745_SupplementTextBlock
FUND SUMMARY FOR MONEY MARKET
On December 12, 2017, the Board of Directors of Principal Funds, Inc. (“PFI”) approved the forced redemptions and terminations of Class C and Institutional Class Shares of the Money Market Fund (the “Fund”). Effective January 18, 2018, Class C and Institutional Class Shares of the Fund will no longer be available for purchase or for exchanges from other PFI series. Following the close of business on or about March 23, 2018, Class C and Institutional Class Shares of the Fund held within a retirement plan account under the custodianship of Principal Life Insurance Company will automatically convert into Class A Shares of the Fund on the basis of the share classes’ relative net asset values on such date without the imposition of a sales charge or any other charge; the Fund’s remaining outstanding Class C and Institutional Class Shares will be redeemed at net asset value without the imposition of a sales charge or any other charge, proceeds will be sent to shareholders of record, and these share classes of the Fund will terminate. At such time, delete references to Class C and Institutional Class Shares of the Fund from the prospectus.